Share-based compensation - Share option activities (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Options $ / shares shares	Dec. 31, 2024 USD ($) Option Options $ / shares shares	Dec. 31, 2023 USD ($) Options $ / shares shares	Dec. 31, 2022 USD ($) Options $ / shares
Share-based compensation
Number of share options, at beginning period | Options	97,855	274,050	274,830
Number of share options, exercised	(10,500)	(23,545)
Number of share options, forfeited | Options	(85,905)	(152,650)	(780)
Number of share options, at end | Options	1,450	97,855	274,050	274,830
Number of share options, vested and expected to vest at end period | shares	1,450	85,195	272,612
Number of share options, exercisable to vest at end period | Options	1,450	97,855	273,940
Weighted average exercise price, at beginning period	$ 27.92	$ 12.95	$ 12.92
Weighted average exercise price, exercised	1.61	0.32
Weighted average exercise price, forfeited	4.04	5.35	5.37
Weighted average exercise price, at end period	10.26	27.92	12.95	$ 12.92
Weighted average exercise price, vested and expected to vest at end period	10.26	3.35	4.33
Weighted average exercise price, exercisable to vest at end period	10.26	3.88	4.39
Weighted average grant date fair value, vested and expected to vest at end period	11.6	16.04	15.38
Weighted average grant date fair value, exercisable to vest at end period	$ 11.6	$ 15.7	$ 15.35
Weighted average remaining contractual life, outstanding	1 year 1 month 20 days	8 months 12 days	1 year 8 months 8 days	2 years 8 months 8 days
Weighted average remaining contractual life, vested and expected to vest at end period (in years)	1 year 1 month 20 days	7 months 20 days	1 year 8 months 8 days
Weighted average remaining contractual life, exercisable to vest at end period (in years)	1 year 1 month 20 days	8 months 15 days	1 year 8 months 8 days
Aggregate intrinsic value, at beginning period | $	$ 22	$ 16	$ 17
Aggregate intrinsic value, at end period | $		22	16	$ 17
Aggregate intrinsic value, vested and expected to vest at end period | $		22	16
Aggregate intrinsic value, exercisable to vest at end period | $		$ 22	$ 16